CERTIFICATION OF
              STRONG SHORT-TERM MUNICIPAL BOND FUND, INC.


STRONG SHORT-TERM MUNICIPAL BOND FUND, INC. (the "Registrant") does hereby certify as follows:

1.	This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2.	Reference is made to the Registrant's Prospectus and Statement of
Additional Information each dated January 1, 1997 filed by the Registrant pursuant to Post-Effective Amendment No. 8 (File No. 33-42773; 811-6409), which was filed with the Securities and Exchange Commission on December 30, 1996 (the "Post-Effective Amendment").

3.	The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.	The form of Registrant's Prospectus and Statement of Additional
Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.	The text of the Post-Effective Amendment has been filed electronically.


STRONG SHORT-TERM MUNICIPAL BOND FUND, INC.


/s/ John S. Weitzer
-----------------------------
By: John S. Weitzer
Title: Vice President



Dated:  January 3, 1997